Intangible Assets and Goodwill - Summary of information for cash-generating (Detail)	Dec. 31, 2020	Dec. 31, 2019
GMF
Disclosure of information for cash-generating units [line items]
Average revenue growth p.a. in the first three planning periods (CAGR)	5.30%	4.50%
Growth rate in the terminal period	1.00%	1.00%
WACC	7.72%	8.80%
Cost of Disposal	1.00%	1.00%
EL
Disclosure of information for cash-generating units [line items]
Average revenue growth p.a. in the first three planning periods (CAGR)	6.00%	6.20%
Growth rate in the terminal period	1.00%	1.00%
WACC	7.33%	8.40%
Cost of Disposal	1.00%	1.00%